Shareholder Report, Holdings (Details)	Jun. 30, 2026
Manor Fund
Holdings [Line Items]
Percent of Net Asset Value	59.27%
Manor Fund | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.45%
Manor Fund | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Manor Fund | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
Manor Fund | App Lovin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Manor Fund | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
Manor Fund | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Manor Fund | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Manor Fund | Jp Morgan Chase Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Manor Fund | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Manor Fund | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Manor Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.49%
Manor Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.54%
Manor Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.33%
Manor Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.27%
Manor Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.69%
Manor Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.46%
Manor Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.41%
Manor Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Manor Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Manor Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.65%
Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	65.68%
Growth Fund | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
Growth Fund | App Lovin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Growth Fund | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Growth Fund | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Growth Fund | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Growth Fund | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Growth Fund | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
Growth Fund | Eli Lily Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%
Growth Fund | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Growth Fund | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Growth Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.97%
Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.17%
Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Growth Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.74%
Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.54%
Growth Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.77%
Growth Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Growth Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.23%
Growth Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	99.46%
Bond Fund | U S Treas Note 2034 Nov 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.18%
Bond Fund | U S Treas Note 2032 Nov 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.44%
Bond Fund | U S Treas Note 2030 May 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.43%
Bond Fund | U S Treas Note 2029 Nov 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
Bond Fund | U S Treas Note 2027 Sept 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Bond Fund | U S Treas Note 2028 Jul 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%
Bond Fund | U S Treas Note 2026 Aug 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Bond Fund | Goldman Sachs Fin Square Treas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Bond Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
Bond Fund | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.75%